Earnings Per Share ("EPS") (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net loss	$ (103.7)	$ (341.7)
Basic loss per share (shares)	326,540	210,521
Basic loss per share (in USD per share)	$ (0.32)	$ (1.62)
Effect of dilutive securities:
Stock options (shares)	0	0
Diluted loss per share (shares)	326,540	210,521
Diluted loss per share (in USD per share)	$ (0.32)	$ (1.62)